Net Interest Expense (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Interest Income Expense Net
Interest costs	$ 47	$ 95
Interest costs capitalized	(23)	(44)
Interest expense, net of capitalized interest	24	51
Interest income	(1)	(3)
Net interest expense	$ 23	$ 48